CASH FLOW INFORMATION - Changes in liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Changes in liabilities arising from financing activities
Balance at the beginning	$ 266,588,281	$ 248,517,007	$ 170,940,498
Proceeds	266,390,032	135,818,247	79,817,888
Payments	(288,454,302)	(112,614,437)	(16,744,956)
Financing for assets acquisitions		1,471,264
Interest payment	(18,932,563)	(24,724,436)	(18,046,961)
Conversion of convertible notes			(9,109,516)
Non-cash activities	(9,667,949)
Prepayment Premium Fee	4,870,021
Exchange differences, currency translation differences and other financial results	41,562,125	18,120,636	41,660,054
Balance at the end	262,355,645	266,588,281	248,517,007
Borrowings
Changes in liabilities arising from financing activities
Balance at the beginning	178,852,080	168,310,605	145,478,637
Proceeds	266,390,032	135,818,247	24,817,888
Payments	(285,418,914)	(109,702,266)	(13,596,339)
Financing for assets acquisitions		743,279
Interest payment	(12,616,737)	(20,552,108)	(12,873,219)
Non-cash activities	(6,797,045)
Exchange differences, currency translation differences and other financial results	17,516,736	4,234,323	24,483,638
Balance at the end	157,926,152	178,852,080	168,310,605
Consideration for acquisition
Changes in liabilities arising from financing activities
Balance at the beginning	6,926,515	4,993,256	12,902,790
Payments	(2,035,388)	(2,912,171)	(3,148,617)
Financing for assets acquisitions		727,985
Non-cash activities	(2,870,904)
Exchange differences, currency translation differences and other financial results	138,825	4,117,445	(4,760,917)
Balance at the end	2,159,048	6,926,515	4,993,256
Convertible notes
Changes in liabilities arising from financing activities
Balance at the beginning	80,809,686	75,213,146	12,559,071
Proceeds			55,000,000
Payments	(1,000,000)
Interest payment	(6,315,826)	(4,172,328)	(5,173,742)
Conversion of convertible notes			(9,109,516)
Prepayment Premium Fee	4,870,021
Exchange differences, currency translation differences and other financial results	23,906,564	9,768,868	21,937,333
Balance at the end	$ 102,270,445	$ 80,809,686	$ 75,213,146